SUBSEQUENT EVENTS - Series A Preferred Stock Offering (Details)	1 Months Ended
	Apr. 26, 2017 USD ($) item $ / shares shares	Dec. 31, 2016 USD ($) $ / shares	Jun. 30, 2016 USD ($) $ / shares	Jun. 30, 2015 USD ($) $ / shares
Series A Preferred Stock Offering
Stated value per share		$ 0.001	$ 0.001	$ 0.001
Exercise price (in dollars per share)				$ 12.64
Share Price		$ 2.18
Aggregate amount of common stock | $		$ 169,000	$ 169,000	$ 169,000
Subsequent Event | Placement Agent
Series A Preferred Stock Offering
Exercise price (in dollars per share)	$ 3.00
Series A Preferred Stock Offering | Subsequent Event
Series A Preferred Stock Offering
Number of closing of a private placement offerings held | item	4
Aggregate number of units issued | shares	1,951
Purchase price per unit	$ 1,000
Stated value per share	$ 1,040
Number of shares each warrant can purchase | shares	223
Exercise price (in dollars per share)	$ 3.50
Aggregate cash proceeds from sale of units | $	$ 1,951,000
Maximum value of pro rata shares to be purchased | $	$ 3,000,000
Dividend payable rate per annum	1.00%
Percentage of stated value portion of price per share	115.00%
Percentage of price per share accrued but unpaid dividends	115.00%
Share Price	$ 2.75
Lowest closing price percentage	80.00%
Number of consecutive trading days	21 days
Percentage of consent of holders required to authorize or create any class of stock	66.67%
Accrue rate per annum of purchase price of monetary penalties payable by the company to the holders of registrable shares	12.00%
Series A Preferred Stock Offering | Subsequent Event | Placement Agent
Series A Preferred Stock Offering
Percentage of placement agent commission fee	9.00%
Payments of Stock Issuance Costs | $	$ 175,590
Series A Preferred Stock Offering | Subsequent Event | Minimum
Series A Preferred Stock Offering
Share Price	$ 0.25
Aggregate amount of common stock | $	$ 1,000,000
Series A Preferred Stock Offering | Subsequent Event | Maximum
Series A Preferred Stock Offering
Share Price	$ 0.25
Percentage of aggregate purchase price	5.00%
Series A Preferred Stock Offering | Common Stock | Subsequent Event
Series A Preferred Stock Offering
Aggregate shares of common stock issued | shares	435,073
Series A Preferred Stock Offering | Common Stock | Subsequent Event | Placement Agent
Series A Preferred Stock Offering
Number of shares each warrant can purchase | shares	51,650
Percentage of warrants to purchase a number of shares of common stock	7.00%